Stock-Based Compensation (Tables)	3 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of share-based compensation, restricted stock units award activity

The following is a summary of the Plans’ restricted share and performance-based stock award activity as of December 31, 2014:

	Common Shares	Weighted-Average Measurement Date Fair Value
Restricted Shares
Restricted stock, beginning of fiscal year	—	$—
Granted	78,063	18.00
Vested	(12,221)	18.00
Forfeited	—	—
Canceled	—	—

Restricted stock, end of period	65,842	$18.00